Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Commodity Strategy Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2022-1 Class A
09/20/2024	1.190%	88,247	87,828
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	3,075,000	3,001,113
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	3,000,000	2,944,867
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A3
12/18/2026	0.340%	2,529,149	2,462,484
Amur Equipment Finance Receivables IX LLC(a)
Series 2021-1A Class A2
11/20/2026	0.750%	279,929	270,330
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-2A Class A
03/20/2024	2.970%	37,500	37,451
BMW Vehicle Lease Trust
Series 2021-1 Class A4
07/25/2024	0.370%	625,000	614,160
Subordinated Series 2022-1 Class A3
03/25/2025	1.100%	318,000	309,233
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	681,200	678,524
Series 2019-4 Class A3
11/15/2024	2.020%	508,904	505,342
CarMax Auto Owner Trust
Series 2021-4 Class A3
09/15/2026	0.560%	4,350,000	4,123,352
Series 2022-1 Class A2
02/18/2025	0.910%	1,068,481	1,057,563
DLL Finance LLC(a)
Series 2023-1A Class A1
02/20/2024	5.014%	377,026	377,165
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,122,966	1,114,435
Subordinated Series 2021-1 Class C
06/15/2027	1.020%	1,487,645	1,459,244
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	1,186,854	1,175,163
Series 2020-2A Class D
03/16/2026	4.730%	3,000,000	2,958,872
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-1A Class A
04/15/2026	1.580%	1,262,414	1,244,387
Series 2022-3A Class A
10/15/2026	6.050%	1,411,792	1,415,452
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	950,000	935,582
Enterprise Fleet Financing LLC(a),(b)
Series 2023-1 Class A1
03/20/2024	5.330%	1,000,000	1,000,471
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	700,000	699,857
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	980,000	947,531
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	2,881,762	2,823,910
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	418,059	401,191
Series 2021-2A Class A
12/15/2026	0.830%	555,715	533,880
Ford Credit Auto Lease Trust
Series 2021-B Class A3
10/15/2024	0.370%	3,022,000	2,970,429
Series 2022-A Class A3
05/15/2025	3.230%	3,665,000	3,597,406
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	825,000	811,626
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	450,000	434,031
Ford Credit Floorplan Master Owner Trust
Series 2019-2 Class A
04/15/2026	3.060%	3,500,000	3,411,981
Ford Credit Floorplan Master Owner Trust A
Series 2020-1 Class A1
09/15/2025	0.700%	955,000	931,286
FREED ABS Trust(a)
Series 2022-4FP Class A
12/18/2029	6.490%	254,267	254,724
GLS Auto Receivables Issuer Trust(a)
Series 2022-2A Class A2
01/15/2026	3.550%	1,339,432	1,324,845
2	Columbia Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	1,230,396	1,222,034
GM Financial Automobile Leasing Trust
Subordinated Series 2021-1 Class C
02/20/2025	0.700%	530,000	519,528
GM Financial Consumer Automobile Receivables Trust
Series 2020-1 Class A4
03/17/2025	1.900%	300,000	293,658
Series 2021-2 Class A3
04/16/2026	0.510%	1,732,869	1,671,599
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	651,890	632,726
Honda Auto Receivables Owner Trust
Series 2020-2 Class A4
10/15/2026	1.090%	900,000	876,546
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	1,699,019	1,627,655
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	201,681	192,713
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	1,686,723	1,667,018
Series 2021-B Class A
02/15/2029	1.110%	163,574	162,832
Series 2022-A Class A
06/15/2029	1.680%	244,261	243,197
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	142,369	137,701
Marlin Receivables LLC(a)
Series 2022-1A Class A1
07/20/2023	3.372%	304,509	303,890
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	250,000	238,309
Nissan Auto Lease Trust
Series 2021-A Class A3
08/15/2024	0.520%	1,050,000	1,031,983
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	478,887	481,942
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	467,773	462,546
Series 2021-5 Class A
08/15/2029	1.530%	195,853	190,706
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	3,000,000	2,928,846
Series 2022-2 Class A2
10/15/2026	2.120%	120,566	120,416
Series 2022-2 Class A3
10/15/2026	2.980%	2,625,000	2,587,788
Series 2022-3 Class A3
12/15/2026	3.400%	3,024,000	2,978,478
Series 2022-4 Class A2
07/15/2025	4.050%	554,011	552,947
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	215,231	213,343
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	321,273	318,127
Santander Retail Auto Lease Trust(a)
Series 2021-A Class A3
07/22/2024	0.510%	395,348	386,876
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	148,818	146,671
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	37,959	37,925
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	198,884	189,960
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	565,440	555,675
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	3,500,000	3,302,625
Verizon Owner Trust
Series 2020-A Class A1A
07/22/2024	1.850%	163,541	163,080
Volkswagen Auto Lease Trust
Series 2020-A Class A3
01/22/2024	0.390%	114,224	113,901
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	350,000	339,033
Westlake Automobile Receivables Trust(a)
Series 2022-1A Class A2A
12/16/2024	1.970%	143,969	142,737
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,434,197	1,427,034

Columbia Commodity Strategy Fund | Third Quarter Report 2023	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	2,081,000	2,015,064
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A2
10/15/2024	2.630%	1,384,103	1,369,761
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	1,227,946	1,188,612
Total Asset-Backed Securities — Non-Agency (Cost $80,152,624)			79,951,197

Commercial Mortgage-Backed Securities - Non-Agency 4.1%

COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	3,500,000	3,486,125
Commercial Mortgage Trust(c)
Series 2013-CR9 Class A4
07/10/2045	4.267%	966,440	961,822
Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	2,850,000	2,769,652
GS Mortgage Securities Corp. Trust(a),(d)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	4.525%	800,000	795,204
GS Mortgage Securities Trust(c)
Series 2013-GC13 Class A5
07/10/2046	4.047%	2,095,000	2,067,629
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,000,000	994,223
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	1,500,000	1,451,310
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	2,165,000	2,135,097
WFRBS Commercial Mortgage Trust
Series 2013-C18 Class ASB
12/15/2046	3.676%	164,912	163,505
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $14,880,421)			14,824,567

Corporate Bonds & Notes 29.3%

Aerospace & Defense 1.0%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	246,000	236,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
05/01/2025	4.875%	1,110,000	1,094,307
Harris Corp.
04/27/2025	3.832%	1,076,000	1,039,843
United Technologies Corp.
08/16/2025	3.950%	1,150,000	1,117,194
Total			3,487,424
Automotive 0.5%
Daimler Trucks Finance North America LLC(a),(d)
SOFR + 1.000% 04/05/2024	5.550%	1,125,000	1,125,532
Toyota Motor Credit Corp.
06/14/2024	0.500%	625,000	586,252
Total			1,711,784
Banking 9.6%
American Express Co.(d)
3-month USD LIBOR + 0.750% 08/03/2023	5.546%	1,215,000	1,216,207
Bank of America Corp.(d)
3-month USD LIBOR + 0.430% 05/28/2024	5.272%	1,000,000	997,000
Bank of Montreal
12/12/2024	5.200%	1,325,000	1,321,628
Bank of New York Mellon Corp. (The)(d)
SOFR + 0.260% 04/26/2024	4.810%	1,307,000	1,304,315
Bank of Nova Scotia (The)(d)
SOFR + 0.380% 07/31/2024	4.930%	1,325,000	1,322,666
BBVA USA
08/27/2024	2.500%	1,350,000	1,297,558
Canadian Imperial Bank of Commerce(d)
3-month USD LIBOR + 0.660% 09/13/2023	5.393%	1,300,000	1,302,315
Citigroup, Inc.(d)
3-month USD LIBOR + 1.100% 05/17/2024	5.977%	2,100,000	2,103,063
Commonwealth Bank of Australia(a),(d)
3-month USD LIBOR + 0.820% 06/04/2024	5.585%	1,225,000	1,228,431
Cooperatieve Rabobank UA(d)
SOFR + 0.300% 01/12/2024	4.850%	1,125,000	1,123,233
Credit Suisse AG
08/09/2024	4.750%	1,100,000	1,059,452
Discover Bank
09/12/2024	2.450%	1,000,000	951,013

4	Columbia Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(d)
3-month USD LIBOR + 1.600% 11/29/2023	6.553%	2,000,000	2,008,893
HSBC Holdings PLC(e)
08/17/2024	0.732%	1,150,000	1,121,510
JPMorgan Chase & Co.(e)
12/15/2025	5.546%	2,175,000	2,173,138
Morgan Stanley(d)
3-month USD LIBOR + 1.220% 05/08/2024	6.063%	2,100,000	2,103,169
National Australia Bank Ltd.
11/22/2024	5.132%	1,035,000	1,034,559
Royal Bank of Canada(d)
3-month USD LIBOR + 0.660% 10/05/2023	5.442%	1,120,000	1,121,881
Skandinaviska Enskilda Banken AB(a),(d)
3-month USD LIBOR + 0.320% 09/01/2023	5.282%	1,125,000	1,124,101
State Street Corp.(e)
12/03/2024	3.776%	1,235,000	1,218,863
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	285,000	274,352
Toronto-Dominion Bank (The)(d)
SOFR + 0.910% 03/08/2024	5.460%	1,200,000	1,205,154
Truist Bank(d)
SOFR + 0.200% 01/17/2024	4.750%	1,200,000	1,197,533
UBS Group AG(a),(e)
08/05/2025	4.490%	1,100,000	1,083,668
US Bancorp
07/30/2024	2.400%	1,325,000	1,272,908
Wells Fargo & Co.(e)
05/19/2025	0.805%	1,925,000	1,817,177
Westpac Banking Corp.(d)
3-month USD LIBOR + 0.770% 02/26/2024	5.728%	1,275,000	1,279,151
Total			35,262,938
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital(d)
3-month USD LIBOR + 1.650% 02/01/2024	6.464%	1,025,000	1,030,703
Comcast Corp.(d)
3-month USD LIBOR + 0.630% 04/15/2024	5.422%	525,000	527,431
Total			1,558,134
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
DuPont de Nemours, Inc.(d)
3-month USD LIBOR + 1.110% 11/15/2023	5.974%	1,100,000	1,104,795
Construction Machinery 0.8%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	1,400,000	1,293,962
John Deere Capital Corp.(b)
03/03/2025	5.150%	1,475,000	1,474,062
Total			2,768,024
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2025	2.242%	1,181,000	1,109,417
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	1,250,000	1,198,764
Total			2,308,181
Electric 2.0%
CenterPoint Energy, Inc.(d)
SOFR + 0.650% 05/13/2024	5.200%	629,000	624,433
Consumers Energy Co.
08/15/2023	3.375%	425,000	420,984
DTE Energy Co.
11/01/2024	4.220%	1,125,000	1,101,174
Duke Energy Corp.(d)
SOFR + 0.250% 06/10/2023	4.800%	1,025,000	1,023,905
Eversource Energy(d)
SOFR + 0.250% 08/15/2023	4.800%	475,000	474,779
Mississippi Power Co.(d)
SOFR + 0.300% 06/28/2024	4.850%	450,000	440,800
NextEra Energy Capital Holdings, Inc.(b)
03/01/2025	6.051%	700,000	704,666
PPL Electric Utilities Corp.(d)
SOFR + 0.330% 06/24/2024	4.880%	1,000,000	993,781
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	300,000	290,875
WEC Energy Group, Inc.
09/27/2025	5.000%	1,100,000	1,090,137
Xcel Energy, Inc.
06/01/2025	3.300%	65,000	62,101
Total			7,227,635

Columbia Commodity Strategy Fund | Third Quarter Report 2023	5

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.9%
Bacardi Ltd.(a)
05/15/2025	4.450%	1,150,000	1,114,697
Mondelez International, Inc.
03/17/2024	2.125%	1,150,000	1,114,586
Tyson Foods, Inc.
08/15/2024	3.950%	1,100,000	1,077,989
Total			3,307,272
Health Care 1.7%
Becton Dickinson and Co.
06/06/2024	3.363%	1,150,000	1,120,597
Cigna Corp.(d)
3-month USD LIBOR + 0.890% 07/15/2023	5.682%	525,000	525,216
CVS Health Corp.
08/15/2024	2.625%	1,150,000	1,107,801
GE Healthcare Holding LLC(a)
11/15/2024	5.550%	1,136,000	1,133,455
HCA, Inc.
02/01/2025	5.375%	1,075,000	1,064,936
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	1,175,000	1,101,294
Total			6,053,299
Healthcare Insurance 0.6%
UnitedHealth Group, Inc.
07/15/2025	3.750%	1,250,000	1,213,176
Wellpoint, Inc.
08/15/2024	3.500%	1,125,000	1,094,854
Total			2,308,030
Independent Energy 0.4%
Pioneer Natural Resources Co.
05/15/2023	0.550%	425,000	420,910
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,000,000	961,414
Total			1,382,324
Integrated Energy 0.5%
Chevron USA, Inc.(d)
3-month USD LIBOR + 0.200% 08/11/2023	5.073%	575,000	574,915
Shell International Finance BV(d)
3-month USD LIBOR + 0.400% 11/13/2023	5.273%	1,174,000	1,175,911
Total			1,750,826
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.5%
CoreBridge Financial, Inc.(a)
04/04/2025	3.500%	1,150,000	1,100,123
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,150,000	1,139,445
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	1,200,000	1,111,564
New York Life Global Funding(a)
04/10/2024	2.875%	1,150,000	1,119,005
Principal Life Global Funding II(a)
01/08/2024	0.500%	1,165,000	1,117,935
Total			5,588,072
Media and Entertainment 0.6%
Magallanes, Inc.(a),(d)
SOFR + 1.780% 03/15/2024	6.330%	1,100,000	1,107,410
Walt Disney Co. (The)
09/15/2024	3.700%	1,125,000	1,102,997
Total			2,210,407
Midstream 1.6%
Enable Midstream Partners LP
05/15/2024	3.900%	800,000	781,613
Enbridge, Inc.
02/16/2024	2.150%	1,000,000	968,156
Enterprise Products Operating LLC
02/15/2024	3.900%	900,000	886,267
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	890,000	878,142
05/01/2024	4.300%	250,000	246,441
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	1,150,000	1,112,668
Williams Companies, Inc. (The)
06/24/2024	4.550%	794,000	783,061
09/15/2025	4.000%	348,000	335,503
Total			5,991,851
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	1,225,000	1,104,570
Pharmaceuticals 1.7%
AbbVie, Inc.
03/15/2025	3.800%	1,150,000	1,115,578
Amgen, Inc.
05/01/2025	3.125%	1,160,000	1,108,487

6	Columbia Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Astrazeneca Finance LLC
05/28/2024	0.700%	1,175,000	1,111,941
Bristol-Myers Squibb Co.
11/13/2023	0.537%	1,150,000	1,112,910
Gilead Sciences, Inc.
02/01/2025	3.500%	1,100,000	1,065,356
Roche Holdings, Inc.(a),(d)
SOFR + 0.330% 09/11/2023	4.880%	545,000	544,686
Total			6,058,958
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	1,150,000	1,123,974
Loews Corp.
05/15/2023	2.625%	525,000	521,451
Total			1,645,425
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	1,175,000	1,121,586
Union Pacific Corp.
01/15/2025	3.250%	1,125,000	1,086,040
Total			2,207,626
Retailers 0.3%
Lowe’s Companies, Inc.
09/08/2025	4.400%	1,250,000	1,228,436
Technology 1.5%
Broadcom, Inc.
11/15/2025	3.150%	1,160,000	1,092,035
International Business Machines Corp.
02/12/2024	3.625%	1,125,000	1,105,654
Microchip Technology, Inc.
02/15/2024	0.972%	1,100,000	1,051,165
NXP BV/Funding LLC
03/01/2024	4.875%	1,125,000	1,115,412
Oracle Corp.
04/01/2025	2.500%	1,150,000	1,084,563
Total			5,448,829
Transportation Services 0.1%
ERAC USA Finance LLC(a)
11/01/2023	2.700%	550,000	538,694
Wireless 0.6%
American Tower Corp.
05/15/2024	3.375%	1,100,000	1,070,554
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/15/2025	3.500%	1,125,000	1,077,602
Total			2,148,156
Wirelines 0.7%
AT&T, Inc.(d)
3-month USD LIBOR + 1.180% 06/12/2024	5.915%	1,315,000	1,328,606
Verizon Communications, Inc.(d)
SOFR + 0.500% 03/22/2024	5.050%	1,350,000	1,348,263
Total			2,676,869
Total Corporate Bonds & Notes (Cost $107,961,128)			107,078,559

Foreign Government Obligations(f) 0.6%

Canada 0.6%
Province of Ontario
01/29/2024	3.050%	1,150,000	1,126,084
Province of Quebec
10/16/2024	2.875%	1,150,000	1,109,687
Total			2,235,771
Total Foreign Government Obligations (Cost $2,254,006)			2,235,771

Residential Mortgage-Backed Securities - Non-Agency 2.0%

Bellemeade Re Ltd.(a),(d)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	5.484%	1,083,390	1,070,405
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	407,704	382,917
Connecticut Avenue Securities Trust(a),(d)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	5.684%	1,944,624	1,924,228
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.384%	617,163	616,007
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	546,620	495,140
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	892,566	809,920

Columbia Commodity Strategy Fund | Third Quarter Report 2023	7

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(c)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	1,383,151	1,257,186
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	772,568	705,169
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $7,648,948)			7,260,972

U.S. Government & Agency Obligations 0.6%

Federal Farm Credit Banks Funding Corp.(d)
SOFR + 0.040% 02/09/2024	4.590%	1,050,000	1,049,295
Federal Home Loan Banks(d)
SOFR + 0.050% 07/24/2023	4.600%	1,200,000	1,200,239
Total U.S. Government & Agency Obligations (Cost $2,249,966)			2,249,534

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2023	0.125%	2,275,000	2,238,654
Total U.S. Treasury Obligations (Cost $2,240,512)			2,238,654

Money Market Funds 25.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(g),(h)	94,216,403	94,178,716
Total Money Market Funds (Cost $94,187,647)		94,178,716
Total Investments in Securities (Cost: $311,575,252)		310,017,970
Other Assets & Liabilities, Net		55,869,651
Net Assets		365,887,621

At February 28, 2023, securities and/or cash totaling $29,696,040 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	52	03/2023	USD	4,339,400	—	(82,471)
Brent Crude	69	05/2023	USD	5,680,770	—	(130,892)
Brent Crude	70	07/2023	USD	5,695,900	—	(134,949)
Brent Crude	141	09/2023	USD	11,337,810	—	(177,352)
Cocoa	32	05/2023	USD	892,480	28,459	—
Coffee	12	05/2023	USD	838,350	20,648	—
Coffee	36	07/2023	USD	2,496,150	165,214	—
Coffee	73	09/2023	USD	5,004,150	404,917	—
Coffee	37	12/2023	USD	2,507,906	99,685	—
Copper	20	05/2023	USD	2,044,750	—	(27,876)
Copper	15	07/2023	USD	1,534,125	99,529	—
Copper	24	07/2023	USD	2,454,600	—	(35,517)
Copper	12	09/2023	USD	1,227,750	39,174	—
Copper	66	09/2023	USD	6,752,625	—	(109,847)
Copper	39	12/2023	USD	3,991,163	13,720	—
Corn	211	05/2023	USD	6,649,138	—	(361,323)
Corn	126	07/2023	USD	3,920,175	—	(257,314)
Corn	273	09/2023	USD	7,951,125	—	(342,285)
Corn	140	12/2023	USD	3,988,250	—	(173,753)
Cotton	43	05/2023	USD	1,806,645	—	(41,201)
Cotton	27	07/2023	USD	1,140,210	—	(17,360)
Cotton	6	12/2023	USD	251,490	10,335	—
Cotton	76	12/2023	USD	3,185,540	—	(21,532)
Feeder Cattle	3	05/2023	USD	299,438	6,993	—
Gas Oil	66	05/2023	USD	5,342,700	—	(132,128)
Gas Oil	24	07/2023	USD	1,897,800	—	(94,431)
8	Columbia Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	6	09/2023	USD	469,950	988	—
Gas Oil	43	09/2023	USD	3,367,975	—	(88,613)
Gas Oil	25	11/2023	USD	1,935,000	—	(2,204)
Gold 100 oz.	2	04/2023	USD	367,340	5,963	—
Gold 100 oz.	58	04/2023	USD	10,652,860	—	(302,636)
Gold 100 oz.	3	06/2023	USD	555,960	9,290	—
Gold 100 oz.	55	06/2023	USD	10,192,600	—	(42,418)
Gold 100 oz.	57	08/2023	USD	10,666,980	—	(604,394)
Gold 100 oz.	113	12/2023	USD	21,550,230	—	(695,503)
Lead	24	05/2023	USD	1,262,550	418	—
Lead	12	07/2023	USD	633,114	—	(17,333)
Lead	25	09/2023	USD	1,322,581	—	(31,779)
Lead	12	11/2023	USD	636,039	—	(167)
Lean Hogs	1	04/2023	USD	34,070	416	—
Lean Hogs	75	04/2023	USD	2,555,250	—	(46,060)
Lean Hogs	32	06/2023	USD	1,302,080	4,259	—
Lean Hogs	1	06/2023	USD	40,690	—	(1,924)
Lean Hogs	25	08/2023	USD	1,047,750	2,802	—
Lean Hogs	7	08/2023	USD	293,370	—	(430)
Lean Hogs	75	10/2023	USD	2,771,250	20,578	—
Live Cattle	99	04/2023	USD	6,552,810	117,670	—
Live Cattle	40	06/2023	USD	2,581,600	78,116	—
Live Cattle	40	08/2023	USD	2,564,000	24,808	—
Live Cattle	79	10/2023	USD	5,193,460	49,208	—
Natural Gas	189	04/2023	USD	5,411,070	—	(396,785)
Natural Gas	147	06/2023	USD	4,721,640	—	(843,124)
Natural Gas	292	08/2023	USD	9,434,520	—	(491,741)
Natural Gas	128	10/2023	USD	4,724,480	157,067	—
Nickel	3	05/2023	USD	446,022	—	(81,390)
Nickel	12	07/2023	USD	1,795,824	—	(318,977)
Nickel	24	09/2023	USD	3,614,976	—	(638,551)
Nickel	12	11/2023	USD	1,819,080	—	(199,043)
NY Harbor ULSD Heat Oil	47	04/2023	USD	5,436,791	—	(160,979)
NY Harbor ULSD Heat Oil	13	06/2023	USD	1,470,160	—	(102,643)
NY Harbor ULSD Heat Oil	26	08/2023	USD	2,925,577	—	(127,276)
NY Harbor ULSD Heat Oil	13	10/2023	USD	1,456,892	—	(17,065)
Primary Aluminum	24	05/2023	USD	1,419,978	—	(171,766)
Primary Aluminum	52	07/2023	USD	3,116,737	—	(203,693)
Primary Aluminum	101	09/2023	USD	6,127,493	—	(493,253)
Primary Aluminum	50	11/2023	USD	3,064,663	—	(116,275)
RBOB Gasoline	69	04/2023	USD	7,627,536	44,415	—
RBOB Gasoline	18	06/2023	USD	1,935,058	—	(24,801)
RBOB Gasoline	4	08/2023	USD	415,128	20,438	—
RBOB Gasoline	32	08/2023	USD	3,321,024	—	(678)
RBOB Gasoline	20	10/2023	USD	1,898,484	4,947	—
Silver	29	05/2023	USD	3,055,295	—	(254,828)
Silver	28	07/2023	USD	2,975,000	—	(265,358)
Silver	56	09/2023	USD	6,004,040	—	(790,760)
Silver	28	12/2023	USD	3,040,800	—	(182,073)
Soybean	104	05/2023	USD	7,690,800	—	(149,273)
Soybean	8	07/2023	USD	587,800	374	—
Soybean	50	07/2023	USD	3,673,750	—	(63,678)
Soybean	190	11/2023	USD	12,798,875	—	(274,081)
Soybean Meal	19	05/2023	USD	887,490	52,617	—
Soybean Meal	132	05/2023	USD	6,165,720	—	(32,789)
Soybean Meal	55	07/2023	USD	2,520,650	102,622	—
Soybean Meal	1	07/2023	USD	45,830	—	(284)
Soybean Meal	186	12/2023	USD	7,730,160	170,692	—
Columbia Commodity Strategy Fund | Third Quarter Report 2023	9

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	150	05/2023	USD	5,403,600	—	(124,644)
Soybean Oil	64	07/2023	USD	2,294,400	—	(187,445)
Soybean Oil	200	12/2023	USD	6,902,400	—	(274,479)
Sugar #11	222	04/2023	USD	4,990,205	59,428	—
Sugar #11	90	06/2023	USD	1,973,664	76,257	—
Sugar #11	272	09/2023	USD	5,931,341	242,829	—
Wheat	31	05/2023	USD	1,259,763	—	(101,296)
Wheat	41	05/2023	USD	1,446,275	—	(143,673)
Wheat	32	07/2023	USD	1,290,400	—	(139,224)
Wheat	55	07/2023	USD	1,962,813	—	(261,443)
Wheat	63	09/2023	USD	2,550,713	—	(124,138)
Wheat	108	09/2023	USD	3,912,300	—	(258,674)
Wheat	31	12/2023	USD	1,266,738	—	(87,056)
Wheat	53	12/2023	USD	1,963,650	—	(172,486)
WTI Crude	1	04/2023	USD	77,190	5,077	—
WTI Crude	82	04/2023	USD	6,329,580	—	(175,847)
WTI Crude	78	06/2023	USD	5,998,200	—	(185,803)
WTI Crude	23	08/2023	USD	1,749,150	27,038	—
WTI Crude	135	08/2023	USD	10,266,750	—	(209,681)
WTI Crude	80	10/2023	USD	6,005,600	—	(144,276)
Zinc	71	05/2023	USD	5,330,769	—	(151,867)
Zinc	28	07/2023	USD	2,095,625	—	(111,819)
Zinc	56	09/2023	USD	4,177,250	—	(411,876)
Zinc	28	11/2023	USD	2,080,400	—	(67,823)
Total					2,166,991	(13,708,406)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(165)	06/2023	USD	(33,614,883)	70,859	—
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $61,994,690, which represents 16.94% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2023.
(d)	Variable rate security. The interest rate shown was the current rate as of February 28, 2023.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2023.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	230,547,183	381,831,937	(518,192,708)	(7,696)	94,178,716	(40,935)	1,896,769	94,216,403
10	Columbia Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2023 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Commodity Strategy Fund | Third Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT129_05_N01_(04/23)